CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation expenses	$ 10,479	$ 3,615	$ 571
Income tax (expense) benefit, discontinued operations	$ (79)	$ 197	$ (59)